Expense Example - The Covered Bridge Fund	Jan. 27, 2026 USD ($)
The Covered Bridge Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 695
Expense Example, with Redemption, 3 Years	1,064
Expense Example, with Redemption, 5 Years	1,457
Expense Example, with Redemption, 10 Years	2,554
The Covered Bridge Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	489
Expense Example, with Redemption, 5 Years	849
Expense Example, with Redemption, 10 Years	$ 1,861